N-4	Aug. 18, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	PLICO Variable Annuity Account S
Entity Central Index Key	0001817186
Entity Investment Company Type	N-4
Document Period End Date	Aug. 18, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The Sub-Adviser The Putnam Advisory Company, LLC in the "APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectus is hereby deleted and replaced with Templeton Asset Management Ltd. for the following fund:

●	Putnam VT International Value Fund

Variable Option [Line Items]
Prospectuses Available [Text Block]	The Sub-Adviser The Putnam Advisory Company, LLC in the "APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectus is hereby deleted and replaced with Templeton Asset Management Ltd. for the following fund
Putnam VT International Value Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam VT International Value Fund
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.